Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 58.42%
FHLMC (12 Month LIBOR +1.62%) ±	1.95%	2-1-2046	$26,575,427	$ 27,079,628
FHLMC (12 Month LIBOR +1.62%) ±	2.05	8-1-2046	7,631,193	7,766,009
FHLMC (12 Month LIBOR +1.63%) ±	2.18	4-1-2047	15,657,521	15,949,728
FHLMC (12 Month LIBOR +1.85%) ±	2.25	5-1-2042	720,576	740,756
FHLMC (12 Month LIBOR +1.65%) ±	2.43	9-1-2045	7,732,325	7,814,315
FHLMC (12 Month LIBOR +1.66%) ±	2.45	6-1-2043	21,699,686	22,122,350
FHLMC	2.50	5-15-2047	6,932,843	6,790,526
FHLMC (12 Month LIBOR +1.68%) ±	2.62	9-1-2047	10,428,982	10,635,153
FHLMC (12 Month LIBOR +1.64%) ±	2.72	1-1-2049	17,003,787	17,261,567
FHLMC (12 Month LIBOR +1.64%) ±	2.81	5-1-2049	53,353,011	53,668,448
FHLMC (12 Month LIBOR +1.64%) ±	2.82	7-1-2047	1,847,623	1,852,332
FHLMC	3.50	11-1-2030	18,170,062	18,437,400
FHLMC	3.50	2-1-2031	10,865,879	11,028,395
FHLMC	3.50	3-1-2031	1,019,061	1,036,791
FHLMC Series 3632 Class PK	5.00	2-15-2040	1,592,665	1,654,490
FHLMC Series 4426 Class QC	1.75	7-15-2037	2,579,031	2,454,818
FHLMC Series 4940 Class AG	3.00	5-15-2040	8,847,643	8,574,408
FHMLC	3.50	2-1-2033	20,548,220	20,929,964
FNMA (12 Month LIBOR +1.58%) ±	2.06	6-1-2045	605,415	620,280
FNMA (12 Month LIBOR +1.58%) ±	2.38	1-1-2046	842,588	862,370
FNMA (12 Month LIBOR +1.59%) ±	2.39	5-1-2047	1,864,351	1,911,755
FNMA (12 Month LIBOR +1.56%) ±	2.44	9-1-2045	851,343	861,042
FNMA (12 Month LIBOR +1.69%) ±	2.45	11-1-2042	904,164	930,436
FNMA	2.50	9-1-2036	2,344,107	2,275,720
FNMA (12 Month LIBOR +1.58%) ±	2.66	2-1-2046	1,060,200	1,083,783
FNMA	3.00	4-1-2035	4,014,839	3,996,012
FNMA	3.00	5-25-2035	9,775,797	9,761,943
FNMA	3.00	12-1-2035	2,710,628	2,693,002
FNMA	3.00	8-1-2036	3,584,285	3,559,365
FNMA	3.50	6-1-2035	1,553,232	1,567,529
FNMA	3.50	7-1-2043	2,606,190	2,623,682
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.94	3-1-2049	2,638,521	2,677,537
FNMA	4.00	2-1-2034	2,433,832	2,479,501
FNMA	4.00	6-1-2038	5,830,964	5,938,165
FNMA	4.50	7-1-2048	2,046,669	2,143,195
FNMA ##	4.50	10-1-2048	5,258,415	5,509,916
FNMA	4.50	11-1-2049	1,561,280	1,640,964
FNMA	5.00	10-1-2040	673,535	717,432
FNMA	5.00	1-1-2049	2,014,500	2,111,897
FNMA	5.00	8-1-2049	2,735,565	2,876,137
FNMA	5.00	11-1-2049	2,574,473	2,695,741
FNMA	5.00	12-1-2049	1,260,905	1,333,320
FNMA %%	5.00	8-11-2052	22,600,000	23,178,684
FNMA	5.50	6-1-2049	3,139,074	3,358,171
FNMA Series 2019-15 Class AB	3.50	5-25-2053	8,888,115	8,927,362
FNMA Series 2019-33 Class MA	3.50	7-25-2055	7,055,691	7,124,410
GNMA	4.00	9-20-2044	896,034	915,469
GNMA	4.00	12-20-2044	1,089,965	1,113,737
GNMA	4.00	1-20-2045	738,657	754,767
GNMA	4.50	6-20-2048	1,640,319	1,690,303
GNMA	5.00	3-20-2048	565,516	591,306
GNMA	5.00	3-20-2049	577,830	613,448
GNMA	5.50	1-20-2049	64,360	67,316
GNMA	5.50	5-20-2049	4,699,142	4,965,864
See accompanying notes to portfolio of investments

Allspring Short Duration Government Bond Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2018-11 Class PC	2.75%	12-20-2047	$1,488,991	$ 1,438,322
GNMA Series 2019-132 Class NA	3.50	9-20-2049	208,617	208,354
Total Agency securities (Cost $362,124,824)				353,615,315
Asset-backed securities: 10.43%
Ally Auto Receivables Trust Series 2022-1 Class A3	3.31	11-15-2026	3,170,000	3,164,549
American Express Credit Account Master Trust Series 2022-2 Class A	3.39	5-17-2027	1,482,000	1,489,345
AmeriCredit Automobile Receivables Series 2022-1 Class A3	2.45	11-18-2026	2,271,000	2,222,778
Hertz Vehicle Financing LLC Series 2022-1A Class A 144A	1.99	6-25-2026	4,756,000	4,497,383
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	2,020,437	1,962,218
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	4,320,694	4,129,599
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,528,297	1,457,112
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	910,263	874,540
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	5,173,751	4,732,878
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	1,071,271	991,242
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	1.34	1-25-2037	2,290,077	2,225,415
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±	1.81	12-27-2039	1,451,010	1,429,987
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	1.47	9-25-2065	3,693,623	3,647,512
Santander Drive Auto Receivable Series 2022-2 Class A3	2.98	10-15-2026	1,487,000	1,477,388
Santander Drive Auto Receivable Series 2022-3 Class A3	3.40	12-15-2026	2,959,000	2,956,179
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	2.40	11-25-2042	667,517	662,074
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	1.66	12-27-2038	4,264,085	4,146,922
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	2.32	2-17-2032	875,169	873,150
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	4,285,175	4,011,121
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	4,682,773	4,215,649
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	188,500	188,298
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	796,211	769,159
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	2,673,895	2,444,761
Synchrony Card Issuance Trust Series 2022-A1 Class A	3.37	4-15-2028	3,159,000	3,150,624
Westlake Automobile Receivable Series 2022-1A 144A	2.42	7-15-2025	2,267,000	2,229,092
World Omni Automobile Lease Series 2022-A Class A3	3.21	2-18-2025	3,153,000	3,166,419
Total Asset-backed securities (Cost $65,612,426)				63,115,394
Non-agency mortgage-backed securities: 8.65%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	102,361	102,148
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	848,724	813,317
Angel Oak Mortgage Trust Series 2021-1 Class A1 144A±±	0.91	1-25-2066	3,634,570	3,423,443
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144Aøø	2.88	7-25-2049	638,010	626,439
BX Trust Series 2021-VOLT Class A (1 Month LIBOR +0.70%) 144A±	1.57	9-15-2036	5,045,000	4,803,542
See accompanying notes to portfolio of investments

2  |  Allspring Short Duration Government Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
BX Trust Series 2021-XL2 Class A (1 Month LIBOR +0.69%) 144A±	1.56%	10-15-2038	$4,664,510	$ 4,480,498
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	264,638	264,866
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	1.83	11-15-2038	2,528,000	2,429,803
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	1.81	11-25-2053	2,851,800	2,833,805
Mello Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.70%) 144A±	1.37	2-25-2055	4,092,000	4,051,848
MFRA Trust Series 2021-NQM1 Class A1 144A±±	1.15	4-25-2065	3,305,016	3,154,260
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	1.76	5-25-2055	5,533,000	5,475,980
Verizon Master Trust Series 2022-4 Class A øø	3.40	11-20-2028	3,020,000	3,020,149
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	604,800	604,107
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	606,885	598,668
Verus Securitization Trust Series 2019-4 Class A1 144Aøø	2.64	11-25-2059	246,054	245,364
Verus Securitization Trust Series 2020-5 Class A1 144Aøø	1.22	5-25-2065	1,535,958	1,467,632
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	2,343,190	2,172,456
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	2,817,859	2,487,867
Verus Securitization Trust Series 2021-5 Class A1 144A±±	1.01	9-25-2066	4,280,971	3,826,674
Verus Securitization Trust Series 2021-6 Class A1 144A±±	1.63	10-25-2066	1,558,296	1,411,504
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	4,458,803	4,088,178
Total Non-agency mortgage-backed securities (Cost $54,964,089)				52,382,548
U.S. Treasury securities: 23.41%
U.S. Treasury Note	0.13	9-30-2022	27,740,000	27,627,306
U.S. Treasury Note	0.13	4-30-2023	4,842,000	4,755,752
U.S. Treasury Note	0.88	1-31-2024	9,684,000	9,440,387
U.S. Treasury Note	1.50	2-29-2024	40,000	39,359
U.S. Treasury Note	1.75	3-15-2025	11,479,000	11,182,160
U.S. Treasury Note	2.25	3-31-2024	20,034,000	19,948,699
U.S. Treasury Note	2.50	4-30-2024	6,361,000	6,359,012
U.S. Treasury Note	2.50	5-31-2024	18,395,000	18,375,599
U.S. Treasury Note	2.63	4-15-2025	7,507,000	7,486,473
U.S. Treasury Note	2.75	5-15-2025	36,429,000	36,460,306
Total U.S. Treasury securities (Cost $141,651,401)				141,675,053

		Yield	Shares
Short-term investments: 3.77%
Investment companies: 3.77%
Allspring Government Money Market Fund Select Class ♠∞##		0.65	22,838,380	22,838,380
Total Short-term investments (Cost $22,838,380)				22,838,380
Total investments in securities (Cost $647,191,120)	104.68%			633,626,690
Other assets and liabilities, net	(4.68)			(28,353,198)
Total net assets	100.00%			$605,273,492

See accompanying notes to portfolio of investments

Allspring Short Duration Government Bond Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,833,244	$556,231,708	$(538,226,572)	$0	$0	$22,838,380	22,838,380	$8,519
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	883	9-30-2022	$186,597,248	$186,402,679	$0	$(194,569)
Short
10-Year Ultra Futures	(104)	9-21-2022	(13,466,740)	(13,362,375)	104,365	0
5-Year Ultra Futures	(404)	9-30-2022	(45,822,373)	(45,633,063)	189,310	0
					$293,675	$(194,569)
See accompanying notes to portfolio of investments

4  |  Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Short Duration Government Bond Fund  |  5

Notes to portfolio of investments—May 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$353,615,315	$0	$353,615,315
Asset-backed securities	0	63,115,394	0	63,115,394
Non-agency mortgage-backed securities	0	52,382,548	0	52,382,548
U.S. Treasury securities	141,675,053	0	0	141,675,053
Short-term investments
Investment companies	22,838,380	0	0	22,838,380
	164,513,433	469,113,257	0	633,626,690
Futures contracts	293,675	0	0	293,675
Total assets	$164,807,108	$469,113,257	$0	$633,920,365
Liabilities
Futures contracts	$194,569	$0	$0	$194,569
Total liabilities	$194,569	$0	$0	$194,569
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $1,126,999 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Short Duration Government Bond Fund